UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
			    Washington, D.C. 20549

			         FORM 13F

		           FORM 13F Cover Page





      Report for the Calendar Year or Quarter Ended: December 31, 2012


Check here if Amendment:           |_|; Amendment Number: ____
This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:


Name:     Redmond Asset Management, LLC
Address:  8001 Franklin Farms Drive, Suite 208
          Richmond, Virginia 23229


13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


Name:	R. Scott Redmond
Title:  Managing Member
Phone:	(804) 288-6080


Signature, Place and Date of Signing:


/s/ R. Scott Redmond              Richmond, VA             February 6, 2013
-----------------------    --------------------------    --------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

			Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0

Form 13F Information Table Entry Total: 	101

Form 13F Information Table Value Total: 	$115,435
                                          	(x1000)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


             					                  FORM 13F INFORMATION TABLE
COLUMN 1                       COLUMN 2  COLUMN 3     COLUMN 4        COLUMN 5       COLUMN 6     COLUMN 7         COLUMN 8

                               TITLE OF                   VALUE     SHRS OR  SH/ PUT/ INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                 CLASS     CUSIP          (X$1000)    PRN AMT  PRN CALL DISCRETION   MNGRS     SOLE   SHARED   NONE
3M Company                     COM       88579Y101        3,313       35,681 SH       Sole                   1685            33,996
Abbott Laboratories            COM       2824100            254        3,876 SH       Sole                                    3,876
Advance Auto Parts Inc         COM       00751Y106        2,019       27,910 SH       Sole                   3130            24,780
Agco Corporation               COM       1084102          1,157       23,555 SH       Sole                   2780            20,775
Alleghany Corporation          COM       17175100           528        1,575 SH       Sole                                    1,575
Allergan Inc                   COM       18490102           338        3,690 SH       Sole                                    3,690
Alliancebernstein Income Fd    COM       01881E101          365       45,000 SH       Sole                                   45,000
AMERICA MOVIL S.A.B. DE C.V.   ADR       02364W105          936       40,450 SH       Sole                   5700            34,750
American Public Education Inc  COM       02913V103          719       19,900 SH       Sole                                   19,900
Amphenol Corp.                 COM       32095101           269        4,150 SH       Sole                                    4,150
Apache Corp.                   COM       37411105         1,800       22,926 SH       Sole                   2945            19,981
Apple Inc                      COM       37833100           399          750 SH       Sole                                      750
Aptargroup Inc                 COM       38336103           220        4,600 SH       Sole                                    4,600
Ares Capital Corp.             COM       04010L103          194       11,085 SH       Sole                                   11,085
AT & T Inc                     COM       00206R102        1,241       36,815 SH       Sole                   3175            33,640
Barrett Business Services Inc  COM       68463108         2,787       73,160 SH       Sole                                   73,160
Bed Bath & Beyond Inc          COM       75896100           981       17,538 SH       Sole                                   17,538
Berkshire Hathaway Inc         CL B      84670702           433        4,825 SH       Sole                                    4,825
Best Buy Company Inc           COM       86516101           366       30,918 SH       Sole                   3742            27,176
Capital One Financial Corp.    COM       14040H105        1,813       31,305 SH       Sole                   3335            27,970
Capitalsource Inc              COM       14055X102          633       83,460 SH       Sole                                   83,460
Carmax Inc                     COM       143130102        2,255       60,067 SH       Sole                                   60,067
CF Industries Holdings Inc     COM       125269100        1,258        6,190 SH       Sole                   675              5,515
Chevron Corp.                  COM       166764100        1,172       10,840 SH       Sole                   150             10,690
Church & Dwight Company Inc    COM       171340102          805       15,025 SH       Sole                                   15,025
Colfax Corp.                   COM       194014106        1,211       30,005 SH       Sole                                   30,005
Corning Inc                    COM       219350105          975       77,270 SH       Sole                   8375            68,895
CR Bard Inc                    COM       67383109           342        3,500 SH       Sole                                    3,500
Cummins Inc                    COM       231021106        1,729       15,955 SH       Sole                   1365            14,590
Danaher Corp.                  COM       235851102          335        6,000 SH       Sole                                    6,000
Davita Healthcare Partners Inc COM       23918K108        1,961       17,745 SH       Sole                                   17,745
Dominion Resources Inc         COM       25746U109        1,797       34,698 SH       Sole                   3325            31,373
Donaldson Company Inc          COM       257651109          243        7,400 SH       Sole                                    7,400
Ebay Inc                       COM       278642103          827       16,215 SH       Sole                                   16,215
Ecolab Inc                     COM       278865100        1,468       20,420 SH       Sole                                   20,420
Emerson Electric Company       COM       291011104        2,417       45,640 SH       Sole                                   45,640
EQT Corp.                      COM       26884L109          212        3,600 SH       Sole                                    3,600
Exxon Mobil Corp.              COM       30231G102        3,055       35,297 SH       Sole                                   35,297
Fastenal Company               COM       311900104          996       21,345 SH       Sole                                   21,345
Fiserv Inc                     COM       337738108        1,900       24,045 SH       Sole                   2635            21,410
Fort Dearborn Income Sec       COM       347200107          406       24,550 SH       Sole                   500             24,050
General Electric Company       COM       369604103        3,114      148,377 SH       Sole                                  148,377
Gentex Corp.                   COM       371901109          914       48,480 SH       Sole                                   48,480
Gilead Sciences Inc            COM       375558103        1,584       21,570 SH       Sole                   3200            18,370
Gladstone Capital Corp.        COM       376535100          221       27,050 SH       Sole                                   27,050
Gladstone Commercial Corp.     COM       376536108          350       19,500 SH       Sole                                   19,500
Gladstone Investment Corp.     COM       376546107          155       22,300 SH       Sole                                   22,300
Google Inc                     COM       38259P508          228          322 SH       Sole                                      322
Graco Inc                      COM       384109104          547       10,630 SH       Sole                                   10,630
Harman International Ind. Inc  COM       413086109        1,083       24,270 SH       Sole                   2675            21,595
HCP Inc                        COM       40414L109        1,408       31,170 SH       Sole                   4175            26,995
Healthcare Services Group Inc  COM       421906108          582       25,050 SH       Sole                                   25,050
Heritage Crystal Clean Inc     COM       42726M106          617       41,090 SH       Sole                                   41,090
Idexx Laboratories Inc         COM       45168D104          204        2,200 SH       Sole                                    2,200
Intuitive Surgical Inc         COM       46120E602        1,333        2,719 SH       Sole                                    2,719
Johnson & Johnson              COM       478160104          532        7,585 SH       Sole                                    7,585
JP Morgan Chase & Company      COM       46625H100        1,497       34,054 SH       Sole                                   34,054
Kinder Morgan Inc              COM       49456B101          781       22,100 SH       Sole                                   22,100
Laboratory Corp. Of America    COM       50540R409        1,545       17,840 SH       Sole                   2275            15,565
Linear Technology Corp.        COM       535678106        1,586       46,246 SH       Sole                                   46,246
Linn Energy LLC                UNIT      536020100        1,131       32,091 SH       Sole                                   32,091
Lowe's Companies Inc           COM       548661107        2,592       72,976 SH       Sole                                   72,976
Markel Corp.                   COM       570535104        4,836       11,158 SH       Sole                   250             10,908
McDonalds Corp.                COM       580135101          887       10,060 SH       Sole                                   10,060
Medtronic Inc                  COM       585055106        1,399       34,115 SH       Sole                   3540            30,575
Mela Sciences Inc              COM       55277R100          318      177,455 SH       Sole                                  177,455
Microsoft Corp.                COM       594918104        3,149      117,902 SH       Sole                   5950           111,952
Mondelez International Inc     CL A      609207105          255       10,000 SH       Sole                                   10,000
Monmouth Real Estate Inv Corp  CL A      609720107        1,698      163,910 SH       Sole                   18200          145,710
MTS Systems Corp.              COM       553777103        1,262       24,770 SH       Sole                   2335            22,435
NOVO NORDISK AS                ADR       670100205        1,209        7,405 SH       Sole                                    7,405
Nuveen Diversified Div&Inc Fd. COM       6706EP105        1,016       87,600 SH       Sole                   8800            78,800
Oracle Corp.                   COM       68389X105        1,792       53,790 SH       Sole                   5890            47,900
O'Reilly Automotive Inc        COM       67103H107          438        4,900 SH       Sole                                    4,900
Parker-Hannifin Corp.          COM       701094104        1,360       15,989 SH       Sole                   1735            14,254
Pepsico Inc                    COM       713448108          641        9,365 SH       Sole                                    9,365
Perkinelmer Inc                COM       714046109        1,495       47,095 SH       Sole                   5200            41,895
Pfizer Inc                     COM       717081103          388       15,489 SH       Sole                                   15,489
Philip Morris Int. Inc         COM       718172109          586        7,010 SH       Sole                                    7,010
PNC Financial Services Group   COM       693475105          338        5,800 SH       Sole                                    5,800
Polypore International Inc     COM       73179V103          403        8,675 SH       Sole                                    8,675
Portfolio Recovery Associates  COM       73640Q105        3,014       28,209 SH       Sole                                   28,209
PPG Industries Inc             COM       693506107          393        2,900 SH       Sole                                    2,900
Schlumberger Limited           COM       806857108        1,367       19,720 SH       Sole                                   19,720
Seagate Technology             COM       G7945M107          532       17,500 SH       Sole                                   17,500
Stryker Corp.                  COM       863667101        1,381       25,185 SH       Sole                   2730            22,455
T Rowe Price Group Inc         COM       74144T108          933       14,323 SH       Sole                                   14,323
Templeton Emerging Markets Fd. COM       880191101          634       31,676 SH       Sole                                   31,676
The Cooper Companies Inc       COM       216648402        1,425       15,409 SH       Sole                   1870            13,539
The Procter & Gamble Company   COM       742718109        1,094       16,117 SH       Sole                                   16,117
The Timken Company             COM       887389104          605       12,650 SH       Sole                                   12,650
United Parcel Service Inc      COM       911312106        2,943       39,915 SH       Sole                   1975            37,940
US Bancorp                     COM       902973304        1,247       39,050 SH       Sole                                   39,050
Valmont Industries Inc         COM       920253101        1,066        7,810 SH       Sole                                    7,810
Vanguard Short-Term Bond ETF   ETF       921937827          251        3,100 SH       Sole                                    3,100
Verisk Analytics Inc           COM       92345Y106        1,091       21,395 SH       Sole                                   21,395
Visa Inc                       COM       92826C839          811        5,350 SH       Sole                                    5,350
Wal Mart Stores Inc            COM       931142103        1,610       23,593 SH       Sole                   2560            21,033
Walgreen Company               COM       931422109        1,427       38,570 SH       Sole                   4030            34,540
Watsco Inc                     COM       942622200          543        7,245 SH       Sole                                    7,245
Watson Pharmaceuticals Inc     COM       942683103        1,465       17,040 SH       Sole                   1940            15,100